Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
July 31, 2024
SEA-NPRT3-0924
1.804844.120
Common Stocks - 97.0%
	Shares	Value ($)
China - 34.4%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	864,200	18,816,751
AK Medical Holdings Ltd. (a)(b)	9,571,798	5,292,584
Akeso, Inc. (a)(b)(c)	383,564	2,076,676
Alibaba Group Holding Ltd.	2,637,438	25,952,982
Alibaba Group Holding Ltd. sponsored ADR	129,900	10,242,615
Asymchem Laboratories Tianjin Co. Ltd.:
(A Shares)	102,300	1,050,524
(H Shares) (a)(b)	208,200	1,253,808
Beijing Chunlizhengda Medical Instruments Co. Ltd.	586,700	1,043,420
Beijing Sinohytec Co. Ltd. (A Shares)	567,045	1,665,065
BYD Co. Ltd. (H Shares)	398,000	11,782,701
Empyrean Technology Co. Ltd. (A Shares)	158,200	1,725,360
Estun Automation Co. Ltd.:
(A Shares)	2,251,600	4,138,472
(A Shares)	972,100	1,786,733
Glodon Co. Ltd. (A Shares)	5,778,160	8,707,556
GRG Metrology & Test Co. Ltd. (A Shares)	896,390	1,563,150
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	357,732	1,443,365
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	292,697	2,171,384
Hygeia Healthcare Holdings Co. (a)(b)	320,600	863,786
Innovent Biologics, Inc. (b)(c)	788,245	3,904,476
Joinn Laboratories China Co. Ltd. (A Shares)	710,760	1,489,497
Kangji Medical Holdings Ltd.	1,511,945	1,103,066
Kanzhun Ltd. ADR	143,519	1,948,988
KE Holdings, Inc. ADR	201,747	2,794,196
Kindstar Globalgene Technology, Inc. (b)	6,299,186	1,088,451
Kingsemi Co. Ltd. (A Shares)	656,705	6,419,013
Kuaishou Technology Class B (b)(c)	664,612	3,725,914
Li Auto, Inc. ADR (a)(c)	376,484	7,431,794
Li Ning Co. Ltd.	2,333,306	4,360,287
Maxscend Microelectronics Co. Ltd. (A Shares)	136,500	1,458,634
Meituan Class B (b)(c)	869,116	12,034,363
Microport Cardioflow Medtech Corp. (a)(b)(c)	9,649,252	913,936
MicroPort NeuroTech Ltd. (a)	545,000	549,684
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (b)(c)	1,296,269	622,181
NAURA Technology Group Co. Ltd.	325,297	15,436,373
NXP Semiconductors NV	37,406	9,843,763
PDD Holdings, Inc. ADR (c)	389,572	50,211,935
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,336,999	10,148,703
SG Micro Corp. (A Shares)	88,340	964,187
Shandong Weigao Orthopaedic Device Co. Ltd. (A Shares)	2,048,500	5,825,092
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. (A Shares)	347,100	2,176,421
Shanghai MicroPort Endovascula MedTech Group Co. Ltd. (A Shares)	113,596	1,573,092
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	281,989	10,042,203
Silergy Corp.	166,000	2,305,061
SITC International Holdings Co. Ltd.	1,306,942	2,910,691
Skyverse Technology Co. Ltd.	440,200	3,236,375
Smoore International Holdings Ltd. (a)(b)	1,836,797	2,146,458
SonoScape Medical Corp.	516,060	2,555,372
Tencent Holdings Ltd.	367,370	16,952,823
Tofflon Science & Technology Group Co. Ltd. (A Shares)	2,898,300	4,644,667
Trip.com Group Ltd. (c)	89,860	3,836,278
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)(d)	2,490,882	1,433,408
Warom Technology, Inc. Co.	965,000	2,718,668
Weihai Guangwei Composites Co. Ltd. (A Shares)	698,836	2,730,588
WuXi AppTec Co. Ltd. (H Shares) (b)	1,028,538	4,219,285
Wuxi Biologics (Cayman), Inc. (b)(c)	1,005,048	1,470,040
WuXi XDC Cayman, Inc. (a)	5,354,335	12,267,303
Zai Lab Ltd. ADR (a)(c)	88,457	1,683,337
ZKH Group Ltd. (A Shares) (c)	18	2
Zylox-Tonbridge Medical Technology Co. Ltd. (b)(c)	1,445,681	1,942,908
TOTAL CHINA		324,696,445
Hong Kong - 3.6%
AIA Group Ltd.	2,368,361	15,841,637
Hong Kong Exchanges and Clearing Ltd.	321,941	9,496,308
Huanxi Media Group Ltd. (c)	19,829,015	1,472,040
J&T Global Express Ltd. (a)	9,043,372	7,118,624
TOTAL HONG KONG		33,928,609
India - 25.7%
Amber Enterprises India Ltd. (c)	35,396	1,832,414
Aster DM Healthcare Ltd. (b)	340,016	1,409,359
Bajaj Finance Ltd.	45,771	3,721,117
Bharat Electronics Ltd.	1,000,667	3,777,250
Computer Age Management Services Private Ltd.	299,371	16,212,154
Delhivery Private Ltd. (c)	3,062,303	14,776,101
Devyani International Ltd. (c)	780,609	1,672,018
Eicher Motors Ltd.	58,703	3,479,434
GMR Airports Infrastructure Ltd. (c)	2,583,550	3,139,036
Go Digit General Insurance Ltd.	358,143	1,499,894
Go Digit General Insurance Ltd.	351,780	1,473,246
HDFC Asset Management Co. Ltd. (b)	187,842	9,230,255
HDFC Bank Ltd.	975,225	18,845,714
HDFC Standard Life Insurance Co. Ltd. (b)	652,590	5,576,740
Hindustan Aeronautics Ltd.	196,766	11,569,031
INOX India Ltd.	128,227	1,982,877
Juniper Hotels Ltd.	971,117	4,914,865
Kotak Mahindra Bank Ltd.	86,031	1,857,632
Larsen & Toubro Ltd.	65,890	3,002,233
MakeMyTrip Ltd. (a)(c)	510,160	47,745,874
Page Industries Ltd.	3,155	1,597,579
Reliance Industries Ltd.	484,077	17,407,399
Sapphire Foods India Ltd. (c)	143,299	2,827,119
SIS Ltd. (c)	389,223	1,983,588
SRF Ltd.	55,427	1,750,898
Syngene International Ltd. (b)	182,405	1,759,831
Tata Motors Ltd.	527,869	7,292,198
Tbo Tek Ltd.	85,010	1,864,370
Tbo Tek Ltd.	108,696	2,383,832
Vijaya Diagnostic Centre Pvt Ltd.	129,778	1,225,507
Zomato Ltd. (c)	16,446,713	45,071,031
TOTAL INDIA		242,880,596
Indonesia - 1.2%
PT Bank Central Asia Tbk	11,086,082	7,005,504
PT Bank Rakyat Indonesia (Persero) Tbk	13,721,400	3,948,197
TOTAL INDONESIA		10,953,701
Japan - 0.9%
Freee KK (c)	174,761	2,847,646
Money Forward, Inc. (c)	160,025	5,285,563
TOTAL JAPAN		8,133,209
Korea (South) - 9.8%
Delivery Hero AG (b)(c)	260,851	5,803,463
Gabia, Inc.	128,155	1,317,299
Kakao Corp.	77,850	2,227,874
Kakao Pay Corp. (c)	119,404	2,201,032
Kia Corp.	83,651	6,845,777
NAVER Corp.	66,373	8,431,148
Samsung Electronics Co. Ltd.	765,227	46,870,356
SK Hynix, Inc.	117,121	16,638,862
Webtoon Entertainment, Inc.	97,900	2,090,165
TOTAL KOREA (SOUTH)		92,425,976
Netherlands - 0.7%
ASML Holding NV (Netherlands)	6,782	6,242,517
Russia - 0.1%
Yandex NV Series A (a)(c)(d)	153,300	925,932
Singapore - 6.0%
Oversea-Chinese Banking Corp. Ltd.	349,342	3,880,997
Sea Ltd. ADR Class A (c)	755,042	49,606,259
United Overseas Bank Ltd.	123,580	2,990,808
TOTAL SINGAPORE		56,478,064
Switzerland - 0.3%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (b)	179,025	1,200,153
ZWSOFT Co. Ltd. Guangzhou (UBS AG London Branch Bank Warrant Programme) Class A warrants 9/25/25 (b)	202,088	1,864,201
TOTAL SWITZERLAND		3,064,354
Taiwan - 12.8%
MediaTek, Inc.	97,000	3,710,400
Taiwan Semiconductor Manufacturing Co. Ltd.	3,458,892	101,341,308
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	66,153	10,968,167
Unimicron Technology Corp.	915,000	5,121,041
TOTAL TAIWAN		121,140,916
United Kingdom - 0.2%
Endava PLC ADR (c)	67,759	2,158,802
United States of America - 1.0%
ON Semiconductor Corp. (c)	64,449	5,043,134
Space Exploration Technologies Corp. (c)(d)(e)	11,000	1,232,000
Teradyne, Inc.	27,707	3,634,050
TOTAL UNITED STATES OF AMERICA		9,909,184
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	2,958,711
TOTAL COMMON STOCKS (Cost $718,090,749)		915,897,016

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
China - 0.6%
ByteDance Ltd. Series E1 (c)(d)(e)	23,366	5,369,974
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)(e)	128,423	588,177
		5,958,151
India - 0.1%
Meesho:
Series D2 (d)(e)	5,677	316,606
Series E (d)(e)	946	52,758
Series F (c)(d)(e)	878	49,818
		419,182
TOTAL CONVERTIBLE PREFERRED STOCKS		6,377,333
Nonconvertible Preferred Stocks - 0.6%
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	130,814	6,197,905
TOTAL PREFERRED STOCKS (Cost $9,179,674)		12,575,238

Money Market Funds - 10.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	25,299,480	25,304,540
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	76,705,898	76,713,568
TOTAL MONEY MARKET FUNDS (Cost $102,018,108)		102,018,108

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $829,288,531)	1,030,490,362
NET OTHER ASSETS (LIABILITIES) - (9.1)%	(85,826,631)
NET ASSETS - 100.0%	944,663,731

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,832,276 or 7.4% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,609,333 or 0.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011

Meesho Series D2	7/15/24	317,912

Meesho Series E	7/15/24	52,976

Meesho Series F	7/15/24	49,168

Space Exploration Technologies Corp.	2/16/21	461,989

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,975,185	235,109,044	218,779,956	427,595	267	-	25,304,540	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,834,536	189,044,802	129,165,770	474,697	-	-	76,713,568	0.4%
Total	25,809,721	424,153,846	347,945,726	902,292	267	-	102,018,108

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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